Shares Options Granted (Detail) In Thousands, except Share data, unless otherwise specified	0 Months Ended			12 Months Ended
	Oct. 08, 2014 USD ($)	Jan. 13, 2014 USD ($)	Feb. 06, 2012 CNY	Dec. 31, 2014 Granted to the Group's employees CNY	Dec. 31, 2013 Granted to the Group's employees CNY	Dec. 31, 2014 Granted to Employees of V1 Group CNY	Dec. 31, 2013 Granted to Employees of V1 Group CNY	Dec. 31, 2014 Non-employees CNY	Dec. 31, 2013 Non-employees CNY
Weighted average remaining contractual term
Outstanding				2 years 11 months 1 day	3 years 6 months 22 days	2 years 1 month 6 days	3 years 1 month 6 days	3 years 1 month 6 days	4 years 1 month 6 days
Vested and expected to vest at December 31, 2014				2 years 11 months 1 day		2 years 1 month 6 days		3 years 1 month 6 days
Exercisable at December 31, 2014				2 years 5 months 27 days		2 years 1 month 6 days		3 years 1 month 6 days
Aggregate intrinsic value
Beginning Balance				267,320		15,749		6,781
Ending Balance				108,282	267,320	8,379	15,749	4,226	6,781
Vested and expected to vest at December 31, 2014				108,282		8,379		4,226
Exercisable at December 31, 2014				58,526		5,943		1,849
Number of shares
Beginning Balance				35,547,177		2,194,163		840,000
Granted				32,680,298
Forfeited				(1,946,755)
Exercised				(3,114,524)		(168,476)
Ending Balance				37,800,240	35,547,177	2,025,687	2,194,163	840,000	840,000
Vested and expected to vest at December 31, 2014				37,800,240		2,025,687		840,000
Exercisable at December 31, 2014				13,116,822		1,436,786		367,500
Cancelled				(25,365,956)
Weighted average Excercise price
Beginning Balance				3.47		3.81		2.92
Ending Balance				5.08	3.47	3.81	3.81	2.92	2.92
Vested and expected to vest at December 31, 2014				5.08		3.81		2.92
Exercisable at December 31, 2014				3.48		3.81		2.92
Granted				12.47
Forfeited				3.81
Cancelled				12.64
Weighted-average-grant date fair value per share
Beginning Balance				2.50		0.95		5.12
Ending Balance				3.06	2.50	0.95	0.95	5.12	5.12
Vested and expected to vest at December 31, 2014				3.06		0.95		5.12
Exercisable at December 31, 2014				2.44		0.95		5.12
Granted	$ 1.45	$ 2.07	3.25	4.03
Forfeited				0.95
Cancelled				3.75